Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 15 - LOSS PER SHARE:

a.	Basic

Basic loss per share is calculated by dividing the loss attributable to the Company’s owners by the weighted average number of ordinary shares in issue.

	Year ended December 31,
	2021	2020	2019
Net loss attributable to Company’s owners	$(61,798)	$(43,815)	(22,563)

The weighted average of the number of ordinary shares (in thousands)	48,216	35,654	25,181
Basic and diluted loss per share	$(1.28)	$(1.23)	(0.90)

For the calculation of loss per share, the Company used the net loss attributable to Company’s owners divided by the weighted average number of the Company’s ordinary shares for the years ended December 31, 2021, 2020 and 2019.

b.	Diluted

As of December 31, 2021, and 2020 the Company had 2,505,370 and 3,173,186 warrants, respectively and 4,842,342 and 4,673,104 options, respectively. As of December 31, 2019, the Company had 5,548,649 warrants and 3,654,464 options. These warrants and awards were not considered when calculating diluted loss per share since their effect is anti-dilutive. In addition, contingently issuable ordinary shares that are issuable based on certain conditions (see Note 3) are not included in the potential dilutive shares in calculating the diluted loss per share.